Commitments and contingencies - Lease Premises Commitments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 4.2
2017	3.9
2018	3.6
2019	3.5
2020	3.5
2021 and Thereafter	$ 6.5